Stock-based Employee Incentive Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years		Dec. 31, 2010 years		Dec. 31, 2009 years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	52,000,000
Maximum vesting percentage for stock options and stock appreciation rights (in hundredths)	100.00%
Number Of Shares Common Stock Received For Each Stock Unit Granted	1
Stock Option and Stock Appreciation Rights Vesting period (in years)	3 years
Stock Options and Stock Appreciation Rights portion vesting each year	0.33
Number of years after grant vested stock appreciation rights and stock options may be exercised (in years)	10 years
Weighted average per share fair value of stock appreciation rights granted (in dollars per share)					$ 11.37
Maximum Vesting Percentage Restricted Stock Units Prior 2010	100.00%
Restricted Stock Units Vesting Period Prior 2010 (in years)	3 years
Restricted Stock Units portion vesting each year prior to 2010 (in hundredths)	0.33
Maximum vesting percentage for restricted stock units after 2010 (in hundredths)	100.00%
Restricted Stock Units portion vesting each year after 2010 (in hundredths)	0.33
Vesting Percentage For Market Stock Units Range Minimum	0.00%
Vesting Percentage For Market Stock Units Range Maximum	150.00%
Market Stock Unit Vesting Period			two
Market stock units vesting period	2 years
Minimum Vesting Percentage During Performance Period For Performance Stock Units	0.00%
Maximum Vesting Percentage During Performance Period For Performance Stock Units	200.00%
Preformance Stock Units Vesting Period	2 years
Percentage of original number of performance stock units original granted in period which vested in period	200.00%		200.00%
Assumptions used to calculate the weighted-average fair value of options and SARs [Abstract]
Dividend yield					0.10%
Expected volatility (in hundredths)					39.80%
Risk-free interest rates (in hundredths)					1.80%
Expected term (in years)					4.6
Number Of Stock Options And Stock Appreciation Rights [Abstract]
Stock options and stock appreciation rights outstanding at beginning of year (in million shares)	37,800,000		44,100,000		41,900,000
Stock options and stock appreciation rights granted (in million shares)	100,000		0	[1]	5,600,000
Stock options and stock appreciation rights exercised (in million shares)	(10,000,000)		(5,000,000)		(2,500,000)
Stock options and stock appreciation rights expired or forfeited (in million shares)	(1,600,000)		(1,300,000)		(900,000)
Stock options and stock appreciation rights outstanding at end of year (in million shares)	26,300,000		37,800,000		44,100,000
Stock options and stock appreciation rights exercisable at end of year (in million shares)	24,700,000		33,300,000		34,600,000
WeightedAverageExercisePrice [Abstract]
Stock options and stock appreciation rights outstanding at beginning of year weighted average exercise price (in dollars per share)	$ 31.01		$ 28.88		$ 27.50
Stock options and stock appreciation rights granted weighted average exercise price (in dollars per share)	$ 36.87		$ 29.20		$ 32.00
Stock options and stock appreciation rights exercised weighted average exercise price (in dollars per share)	$ 17.35		$ 10.65		$ 10.01
Stock options and stock appreciation rights forfeited weighted average exercise price (in dollars per share)	$ 47.95		$ 37.32		$ 36.34
Stock options and stock appreciation rights outstanding at end of period weighted average exercise price (in dollars per share)	$ 35.18		$ 31.01		$ 28.88
Stock options and stock appreciation rights exercisable at end of year weighted average exercise price (in dollars per share)	$ 35.38		$ 30.22		$ 26.16
Weighted Average Remaining Contractual Life [Abstract]
Stock options and stock appreciation rights outstanding at beginning of year weighted average remaining contractual life (in years)	4.1		4.7		4.9
Stock options and stock appreciation rights outstanding at end of period weighted average remaining contractual life (in years)	4.0		4.1		4.7
Stock options and stock appreciation rights exercisable at end of year weighted average remaining contractual life (in years)	3.8		3.6		3.7
Aggregate Intrinsic Value [Abstract]
Stock options and stock appreciation rights outstanding at beginning of year aggregate intrinsic value	$ 232,900,000		$ 356,600,000		$ 347,000,000
Stock options and stock appreciation rights exercised aggregate intrinsic value	228,800,000		102,400,000		46,900,000
Stock options and stock appreciation rights outstanding at end of period aggregate intrinsic value	246,300,000		232,900,000		356,600,000
Stock options and stock appreciation rights exercisable at end of year aggregate intrinsic value (in dollars per share)	230,600,000		232,100,000		355,000,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 0.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 60.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	26,300,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	4.0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 35.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	246,300,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	24,700,000
Share-based Compensation Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options Weighted-average Exercise Price (in dollars per share)	$ 35.38
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	230,600,000
Assumptions used to calculate the weighted-average fair value of options for market stock units [Abstract]
Dividend yield market stock units (in hundredths)	0.0160		0.0010
Historical volatility market stock units (in hundredths)	36.50%		58.70%
Risk-free interest rates market stock units (in hundredths)	0.60%		0.90%
Initial Price for market stock units	36.87		29.20
Summary of the status of restricted stock units, market stock units, and performance stock units [Roll Forward]
Outstanding restricted stock units, market stock units, and performance stock units at beginning of year (in shares)	5,000,000	[2]	3,100,000	[2]	2,400,000	[2]
Restricted stock units, market stock units, and performance stock units during period - Granted (in shares)	3,900,000		3,800,000		1,800,000
Restricted stock units, market stock units, and performance stock units - Vested (in shares)	(1,300,000)		(1,300,000)		(1,100,000)
Restricted stock units, market stock units, and performance stock units - Forfeited (in shares)	(900,000)		(600,000)		0	[1]
Outstanding restricted stock units, market stock units and performance stock units at end of year (in shares)	6,700,000		5,000,000	[2]	3,100,000	[2]
Outstanding restricted stock units, market stock units, and performance stock units at beginning of year - weighted-average grant date fair value (in dollars per share)	$ 31.16	[2]	$ 34.60	[2]	$ 42.98	[2]
Restricted stock units, market stock units, and performance stock units - weighted-average grant date fair value - Granted (in dollars per share)	$ 37.43		$ 29.22		$ 30.27
Restricted stock units, market stock units, and performance stock units - weighted-average grant date fair value - Vested (in dollars per share)	$ 33.34		$ 34.22		$ 45.11
Restricted stock units, market stock units, and performance stock units - weighted-average grant date fair value - Forfeited (in dollars per share)	$ 33.65		$ 34.78		$ 38.56
Outstanding stock performance units and restricted stock units at end of year - weighted-average grant date fair value (in dollars per share)	$ 33.62		$ 31.16	[2]	$ 34.60	[2]
Activity under various plans [Abstract]
Cash received from stock option exercises	125,500,000		43,200,000		14,900,000
Intrinsic value of options and SARs exercised and stock units vested	280,700,000		140,300,000		80,900,000
Tax benefits realized for the tax deductions from stock options and stock appreciation rights	98,200,000		49,100,000		27,600,000
Fair value of stock options, stock appreciation rights and stock units vested	98,500,000	[3]	105,700,000	[3]	98,700,000	[3]
Weighted average per share fair value of market stock units granted (in dollars per share)	$ 38.79		$ 33.85
Pretax share-based compensation expense in general and administrative expenses recorded	141,000,000		110,000,000		91,000,000
Related tax benefits recorded	47,000,000		30,000,000		32,000,000
Total unrecognized compensation costs related to stock options, stock appreciation rights, restricted stock units, market stock units and performance stock units	93,000,000
Weighted-average period unrecognized compensation costs related to stock options, stock appreciation rights, restricted stock units, market stock units and performance stock units is expected to be recognized (in years)	1.3
Price Range $0.00-$10.00 [Member]
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 0.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 10.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	500,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	0.1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 8.94
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	18,300,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	500,000
Share-based Compensation Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options Weighted-average Exercise Price (in dollars per share)	$ 8.94
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	18,300,000
Price Range $10.00-$20.00 [Member]
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 10.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 20.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	5,600,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	1.7
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 16.12
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	146,500,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	5,600,000
Share-based Compensation Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options Weighted-average Exercise Price (in dollars per share)	$ 16.12
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	146,500,000
Price Range $20.00-$30.00 [Member]
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 20.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 30.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	200,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	5.6
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 24.54
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	3,600,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	200,000
Share-based Compensation Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options Weighted-average Exercise Price (in dollars per share)	$ 24.57
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	3,300,000
Price Range $30.00-$40.00 [Member]
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 30.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 40.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	8,400,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	4.9
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 32.89
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	77,900,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	6,800,000
Share-based Compensation Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options Weighted-average Exercise Price (in dollars per share)	$ 33.06
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	62,500,000
Price Range $40.00-$50.00 [Member]
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 40.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 50.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	4,700,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	4.5
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 43.24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	4,700,000
Share-based Compensation Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options Weighted-average Exercise Price (in dollars per share)	$ 43.24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	0
Price Range $50.00-$60.00 [Member]
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 50.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 60.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	6,900,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	4.6
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 50.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	6,900,000
Share-based Compensation Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options Weighted-average Exercise Price (in dollars per share)	$ 50.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	$ 0

[1]	Rounds to zero.
[2]	There were no MSU transactions prior to February 2010.
[3]	The fair value represents the total dollar value of the stock options, SARs and stock units as of the grant date.